Trade and other payables - Summary of Detailed Information About Trade and Other Payables (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Trade payables, current		$ 42,632	$ 34,136
Other payables, current		10,059	9,617
Sales taxes, excise duties and similar levies, current		3,270	3,522
Amounts due to joint ventures and associates, current		8,441	4,793
Accruals and deferred income, current		14,955	11,105
Total, current	[1]	79,357	63,173
Trade payables, non-current		0	0
Other payables, non-current		3,148	1,675
Sales taxes, excises duties and similar duties, non-current		0	0
Amounts due to joint ventures and associates, non-current		31	36
Accruals and deferred income, non-current		253	364
Total, non-current		3,432	2,075
Emissions instruments
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Other payables, current		4,232	3,805	$ 1,993
Other payables, non-current		478	211	60
Obligation under both environmental schemes		$ 4,710	$ 4,016	$ 2,053

[1]	Goodwill, previously presented under Intangible assets, is separately presented as from 2022. Prior period comparatives have been revised to conform with current year presentation.